Note 8 - Costamare Ventures Inc. (Details Textual) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Maximum Investment Amount by Counterparty	$ 250
Minimum Investment Amount by Wholly Owned Subsidiary	75
Option for Maximum Investment Amount by Wholly Owned Subsidiary	$ 240
TermOfAgreement	6 years
Number of Jointly Owned Companies	18
Minimum [Member]
Participation of Company's Wholly Owned Subsidiary	25.00%
Participation After Restatement	25.00%
Maximum [Member]
Participation of Company's Wholly Owned Subsidiary	49.00%
Participation After Restatement	75.00%